SCHEDULE OF RESULTS OF OPERATIONS (Details) - White River Holdings Corp [Member] - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Sales	$ 5,038,855	$ 2,362,577
Lease operating costs	(6,263,875)	(9,476,002)
Depletion, accretion and impairment	(4,949,830)	(933,437)
Total	$ (4,340,307)	$ (8,046,862)